Other income and expenses (Tables)	6 Months Ended
Jun. 30, 2020
Other income and expenses
Schedule of other operating income

	For the three months ended June 30		For the six months ended June 30
in EUR k	2019	2020	2019	2020
Government grants	503	703	1,470	1,405
Income from the reversal of provisions	—	—	89	—
Others	87	98	129	341
Total other operating income	590	801	1,688	1,746

Schedule of other operating expenses

	For the three months ended June 30		For the six months ended June 30
in EUR k	2019	2020	2019	2020
Currency losses	—	37	2	37
Expected credit loss allowances on trade receivables	122	500	462	1,674
Others	—	—	—	101
Total other operating expenses	122	537	464	1,812